Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and to our non-PEO NEOs and certain financial performance of the Company. The data included in the CAP columns does not reflect the actual amount of compensation earned or paid to our executive officers during the applicable fiscal year and it is reported solely pursuant to the new SEC rules. The CAP amount also does not represent amounts that have actually been earned or realized, including with respect to PSUs, RSUs and RSAs. Performance conditions for these equity awards have not yet been satisfied. To this end, information in the following table may not reflect whether compensation actually realized is aligned with performance. The Compensation Committee did not consider the pay versus performance disclosure in making its pay decisions for any of the years shown. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.
Pay versus Performance Table

Year(1)	Summary Compensation Table for PEO	CAP to PEO(2)	Average Summary Comp Table total for Non- PEO NEOs	Average CAP to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on:(4)		Net Income (in thousands)	Company Selected Performance Measure(5)
					Total Shareholder Return	Total Shareholder Return Peer Group		Adjusted EBITDA (in thousands)
2022	$6,285,419	$12,407,635	$2,360,296	$4,614,097	$ 277	$ 212	$ 446,362	$591,814
2021	$4,969,831	$ 5,004,081	$1,498,091	$1,529,156	$ 145	$ 146	$ 269,980	$387,980
2020	$3,006,666	$ 2,982,168	$1,506,222	$1,484,318	N/A	N/A	$ 176,049	$239,107

(1)
For 2022, our PEO was Tyler Glover and our non-PEO NEOs were Chris Steddum and Micheal Dobbs. For 2021 and 2020, our PEO was Tyler Glover and our non-PEO NEOs were Robert Packer (who retired effective May 31, 2021), Chris Steddum and Micheal Dobbs.

(2)
Amounts reported in this column are based on total compensation reported for our PEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		2022	2021	2020
	Total Compensation as reported in the Summary Compensation Table (“SCT”)	$ 6,285,419	$ 4,969,831	$ 3,006,666
Subtract	Pension values reported in SCT for covered fiscal year	—	(37,183)	(85,166)
Subtract	Fair value of equity awards granted during covered fiscal year	(3,766,469)	(1,500,848)	—
Add	Pension value attributable to covered fiscal year's service and any change in pension value attributable to plan amendments made in the covered year	72,506	74,886	60,668
Add	Fair value at year end of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year - valued at year-end	8,489,088	1,497,395	—
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—
Add	Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	23,008	—	—
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	525,773	—	—
		2022	2021	2020
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	778,310	—	—
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Equals	CAP to PEO	$12,407,635	$ 5,004,081	$ 2,982,168
(3)
Amounts reported in this column are based on the average of the total compensation reported for our non-PEO NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		2022	2021	2020
	Total Compensation as reported in the SCT	$ 2,360,296	$1,498,091	$1,506,222
Subtract	Pension values reported in SCT for covered fiscal year	(12,143)	(16,731)	(43,255)
Subtract	Fair value of equity awards granted during covered fiscal year	(1,255,941)	(466,903)	—
Add	Pension value attributable to covered fiscal year's service and any change in pension value attributable to plan amendments made in the covered year	71,825	48,870	21,351
Add	Fair value at year end of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year - valued at year-end	2,830,787	465,829	—
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—
Add	Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	10,736	—	—
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	245,361	—	—
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	363,176	—	—
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Equals	Average CAP to non-PEO NEOs	$ 4,614,097	$1,529,156	$1,484,318
(4)
The total shareholder return represents the cumulative total return from January 11, 2021, (the date of our Corporate Reorganization) through December 31, 2022 and 2021, respectively. The peer group used is the SPDR S&P Oil & Gas Exploration & Production ETF (“XOP”).

(5)
In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to company performance for the most recently completed fiscal year. The Company determined Adjusted EBITDA, which is a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table. Strong share price performance in 2022 has increased the value of previously granted awards in the CAP calculation compared to their initial grant-date fair value as measured in the Summary Compensation Table.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
For 2022, our PEO was Tyler Glover and our non-PEO NEOs were Chris Steddum and Micheal Dobbs. For 2021 and 2020, our PEO was Tyler Glover and our non-PEO NEOs were Robert Packer (who retired effective May 31, 2021), Chris Steddum and Micheal Dobbs.

Peer Group Issuers, Footnote [Text Block]
(4)
The total shareholder return represents the cumulative total return from January 11, 2021, (the date of our Corporate Reorganization) through December 31, 2022 and 2021, respectively. The peer group used is the SPDR S&P Oil & Gas Exploration & Production ETF (“XOP”).

PEO Total Compensation Amount	$ 6,285,419	$ 4,969,831	$ 3,006,666
PEO Actually Paid Compensation Amount	$ 12,407,635	5,004,081	2,982,168
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts reported in this column are based on total compensation reported for our PEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		2022	2021	2020
	Total Compensation as reported in the Summary Compensation Table (“SCT”)	$ 6,285,419	$ 4,969,831	$ 3,006,666
Subtract	Pension values reported in SCT for covered fiscal year	—	(37,183)	(85,166)
Subtract	Fair value of equity awards granted during covered fiscal year	(3,766,469)	(1,500,848)	—
Add	Pension value attributable to covered fiscal year's service and any change in pension value attributable to plan amendments made in the covered year	72,506	74,886	60,668
Add	Fair value at year end of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year - valued at year-end	8,489,088	1,497,395	—
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—
Add	Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	23,008	—	—
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	525,773	—	—
		2022	2021	2020
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	778,310	—	—
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Equals	CAP to PEO	$12,407,635	$ 5,004,081	$ 2,982,168

Non-PEO NEO Average Total Compensation Amount	$ 2,360,296	1,498,091	1,506,222
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,614,097	1,529,156	1,484,318
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Amounts reported in this column are based on the average of the total compensation reported for our non-PEO NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		2022	2021	2020
	Total Compensation as reported in the SCT	$ 2,360,296	$1,498,091	$1,506,222
Subtract	Pension values reported in SCT for covered fiscal year	(12,143)	(16,731)	(43,255)
Subtract	Fair value of equity awards granted during covered fiscal year	(1,255,941)	(466,903)	—
Add	Pension value attributable to covered fiscal year's service and any change in pension value attributable to plan amendments made in the covered year	71,825	48,870	21,351
Add	Fair value at year end of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year - valued at year-end	2,830,787	465,829	—
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—
Add	Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	10,736	—	—
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	245,361	—	—
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	363,176	—	—
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Equals	Average CAP to non-PEO NEOs	$ 4,614,097	$1,529,156	$1,484,318

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of the Relationship Between Compensation Actually Paid to our Named Executive Officers and Company Performance
The charts below describe the relationship between CAP to our PEO and other non-PEO NEOs (as disclosed in the Pay Versus Performance Table above) and our financial and stock performance for the indicated years.
The following chart compares CAP versus Company Total Shareholder Return (“TSR”) and XOP TSR:

Compensation Actually Paid vs. Net Income [Text Block]
Description of the Relationship Between Compensation Actually Paid to our Named Executive Officers and Company Performance
The charts below describe the relationship between CAP to our PEO and other non-PEO NEOs (as disclosed in the Pay Versus Performance Table above) and our financial and stock performance for the indicated years.
The following chart compares CAP versus Company Net Income:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of the Relationship Between Compensation Actually Paid to our Named Executive Officers and Company Performance
The charts below describe the relationship between CAP to our PEO and other non-PEO NEOs (as disclosed in the Pay Versus Performance Table above) and our financial and stock performance for the indicated years.
The following chart compares CAP versus Company Adjusted EBITDA :

Total Shareholder Return Vs Peer Group [Text Block]
Description of the Relationship Between Compensation Actually Paid to our Named Executive Officers and Company Performance
The charts below describe the relationship between CAP to our PEO and other non-PEO NEOs (as disclosed in the Pay Versus Performance Table above) and our financial and stock performance for the indicated years.
The following chart compares CAP versus Company Total Shareholder Return (“TSR”) and XOP TSR:

Tabular List [Table Text Block]
Company’s Most Important Financial Performance Measures
The following are the most important financial performance measures, as determined by the Company, that link compensation actually paid to our PEO and non-PEO NEOs to the Company’s performance for the most recently completed fiscal year.
•	Adjusted EBITDA Margin (used for Short-Term Incentive Program)
•	Free Cash Flow per Share (used for Short-Term Incentive Program)
•	Strategic Objectives including HSE/ESG performance and other operational metrics (used for Short-Term Incentive Program)
•	TSR against the XOP Index (used for Performance equity awards)
•	Cumulative Free Cash Flow per share (used for Performance equity awards)

Total Shareholder Return Amount	$ 277	145
Peer Group Total Shareholder Return Amount	212	146
Net Income (Loss)	$ 446,362,000	$ 269,980,000	$ 176,049,000
Company Selected Measure Amount	591,814,000	387,980,000	239,107,000
PEO Name	Tyler Glover	Tyler Glover	Tyler Glover
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin (used for Short-Term Incentive Program)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow per Share (used for Short-Term Incentive Program)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Strategic Objectives including HSE/ESG performance and other operational metrics (used for Short-Term Incentive Program)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	TSR against the XOP Index (used for Performance equity awards)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative Free Cash Flow per share (used for Performance equity awards)
PEO [Member] | Pension Values Reported in SCT for Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (37,183)	$ (85,166)
PEO [Member] | Fair Value of Equity Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,766,469)	(1,500,848)	0
PEO [Member] | Pension Value Attributable to Covered Fiscal Year's Service and Any Change in Pension Value Attributable to Plan Amendments Made in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	72,506	74,886	60,668
PEO [Member] | Fair Value at Year End of Equity Awards Granted in Covered Fiscal Year and that are Unvested at End of Such Covered Fiscal Year - Valued at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,489,088	1,497,395	0
PEO [Member] | Fair Value of Equity Awards Granted in Covered Fiscal Year that Vested During Such Covered Fiscal Year - Valued on Date of Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Prior to the Vesting Date that are Not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,008	0	0
PEO [Member] | Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year for Awards Made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	525,773	0	0
PEO [Member] | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	778,310	0	0
PEO [Member] | Fair Value of Awards Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Values Reported in SCT for Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,143)	(16,731)	(43,255)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,255,941)	(466,903)	0
Non-PEO NEO [Member] | Pension Value Attributable to Covered Fiscal Year's Service and Any Change in Pension Value Attributable to Plan Amendments Made in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	71,825	48,870	21,351
Non-PEO NEO [Member] | Fair Value at Year End of Equity Awards Granted in Covered Fiscal Year and that are Unvested at End of Such Covered Fiscal Year - Valued at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,830,787	465,829	0
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in Covered Fiscal Year that Vested During Such Covered Fiscal Year - Valued on Date of Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Prior to the Vesting Date that are Not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,736	0	0
Non-PEO NEO [Member] | Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year for Awards Made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	245,361	0	0
Non-PEO NEO [Member] | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	363,176	0	0
Non-PEO NEO [Member] | Fair Value of Awards Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0